Major Customer, Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Summary information by operating segment
Net Sales	$ 3,509,691	$ 3,259,971	$ 2,857,508
Operating Income	566,536	561,596	488,840
Depreciation and Amortization	83,330	74,267	60,506
Long-term Assets	717,698	750,952	697,877
Total Assets	2,207,552	2,230,414	1,841,989
Corporate
Summary information by operating segment
Operating Income	(300,959)	(265,642)	(210,516)
Depreciation and Amortization	25,780	24,007	20,099
Long-term Assets	176,124	181,843	175,094
Total Assets	602,637	637,835	464,349
Americas
Summary information by operating segment
Net Sales	1,747,506	1,703,350	1,529,279
Operating Income	463,246	472,812	404,387
Depreciation and Amortization	24,846	22,024	18,036
Long-term Assets	263,324	260,730	244,705
Total Assets	809,548	781,374	687,380
Europe
Summary information by operating segment
Net Sales	1,195,948	1,052,497	880,012
Operating Income	287,961	238,585	180,958
Depreciation and Amortization	20,028	18,904	15,558
Long-term Assets	220,742	248,182	228,129
Total Assets	561,486	600,289	506,325
Asia
Summary information by operating segment
Net Sales	566,237	504,124	448,217
Operating Income	116,288	115,841	114,011
Depreciation and Amortization	12,676	9,332	6,813
Long-term Assets	57,508	60,197	49,949
Total Assets	$ 233,881	$ 210,916	$ 183,935